Contents of Significant Accounts - Summary of Net Cash Outflow Arising from Deconsolidation of the Subsidiary (Detail) - Nexpower Technology Corp [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 TWD ($)
Net Cash Outflow Arising From Deconsolidation Of Subsidiary [Line Items]
Cash received	$ 722,559
Net cash of subsidiary derecognized	(776,586)
Net cash outflow from deconsolidation	$ (54,027)